Impairment Charge (Tables)	12 Months Ended
Dec. 31, 2023
Loan Loss Charges [Abstract]
Summary of Loan Loss Charges
The following items are included in the account as of the indicated dates:

	12.31.23	12.31.22	12.31.21
Expected credit loss allowance	(184,869,469)	(154,535,309)	(123,638,163)
Direct charge offs	(5,813,345)	(8,759,136)	(9,512,939)
Total	(190,682,814)	(163,294,445)	(133,151,102)